Income Tax: (Details 3)	Dec. 31, 2016 USD ($)
Income Tax Details 3 [Abstract]
US tax loss carryforward expiring 2018	$ 1,386,674
US tax loss carryforward expiring 2019	1,621,230
US tax loss carryforward expiring 2020	665,664
US tax loss carryforward expiring 2021	896,833
US tax loss carryforward expiring 2022	1,435,774
US tax loss carryforward expiring 2023	1,806,275
US tax loss carryforward expiring 2024	2,386,407
US tax loss carryforward expiring 2025	3,680,288
US tax loss carryforward expiring 2026	4,622,825
Canadian tax loss carryforward expiring 2026	1,946,470
US tax loss carryforward expiring 2027	6,033,603
Canadian tax loss carryforward expiring 2027	3,612,395
US tax loss carryforward expiring 2028	4,360,823
Canadian tax loss carryforward expiring 2028	13,768,805
US tax loss carryforward expiring 2029	1,769,963
Canadian tax loss carryforward expiring 2029	13,048,798
US tax loss carryforward expiring 2030	2,159,079
Canadian tax loss carryforward expiring 2030	16,121,064
US tax loss carryforward expiring 2031	3,216,024
Canadian tax loss carryforward expiring 2031	18,051,860
US tax loss carryforward expiring 2032	3,041,866
Canadiantax loss carryforward expiring 2032	5,237,048
US tax loss carryforward expiring 2033	5,532,290
Canadian tax loss carryforward expiring 2033	6,734,675
US tax loss carryforward expiring 2034	1,933,918
Canadian tax loss carryforward expiring 2034	9,702,739
US tax loss carryforward expiring 2035	2,099,507
Canadian tax loss carryforward expiring 2035	12,593,389
US tax loss carryforward expiring 2036	3,770,594
Canadian tax loss carryforward expiring 2036	15,742,039
Total US tax loss carryforward	52,419,637
Total Canadian tax loss carryforward	$ 116,559,282